                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                                 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2012

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: BURGUNDY ASSET MANAGEMENT LTD.

Address: 181 BAY STREET, SUITE 4510
         BAY WELLINGTON TOWER, BROOKFIELD PLACE
         TORONTO, ONTARIO M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  KATHLEEN TAYLOR
Title: CHIEF COMPLIANCE OFFICER
Phone: (416) 868-3592

Signature, Place, and Date of Signing:

     /s/ Kathleen Taylor          Toronto, Ontario Canada   August 10, 2012
-------------------------------   -----------------------   ---------------
        Kathleen Taylor                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reportingmanager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
----------------------   ----
28-__________________    ________________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:        114

Form 13F Information Table Value Total:  4,486,010
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                                                     VOTING AUTHORITY
                                TITLE OF              VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  ----------------------
NAME OF ISSUER                    CLASS     CUSIP    (x1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED  NONE
--------------                  -------- ----------- ------- ------- --- ---- ---------- -------- ------- ------ -------
3M Co.                          COM      88579Y 10 1     896   10000 SH       SOLE                  10000              0
Activision Blizzard Inc.        COM      00507V 10 9   36369 3033276 SH       SOLE                3012707          20569
Altria Group Inc.               COM      02209S 10 3   30985  896818 SH       SOLE                 889489           7329
AmerisourceBergen Corp.         COM      03073E 10 5   32874  835414 SH       SOLE                 830220           5194
Arbitron Inc.                   COM      03875Q 10 8   14911  426039 SH       SOLE                 312677         113362
Ares Capital Corp.              COM      04010L 10 3   59304 3715808 SH       SOLE                2479759        1236049
Arthur J. Gallagher & Co.       COM      363576 10 9   49071 1399232 SH       SOLE                 908142         491090
Artio Global Investors Inc.     COM      04315B 10 7    3538 1010857 SH       SOLE                 643142         367715
Bank of Montreal                COM      063671 10 1     829   15000 SH       SOLE                  15000              0
Bank of New York Mellon Corp.   COM      064058 10 0   30297 1380291 SH       SOLE                1370918           9373
Bank of Nova Scotia             COM      064149 10 7  131251 2533742 SH       SOLE                2526251           7491
Barrick Gold Corp.              COM      067901 10 8    1424   37800 SH       SOLE                  37800              0
Baxter International Inc.       COM      071813 10 9   66697 1254890 SH       SOLE                1245489           9401
BB&T Corp.                      COM      054937 10 7   60644 1965760 SH       SOLE                1951217          14543
Becton, Dickinson and Co.       COM      075887 10 9   47788  639308 SH       SOLE                 635413           3895
Berkshire Hathaway Inc.         CL A     084670 10 8   29862     239 SH       SOLE                    237              2
Berkshire Hathaway Inc.         CL B     084670 70 2    3011   36137 SH       SOLE                  34686           1451
Bridgepoint Education Inc.      COM      10807M 10 5    3616  165875 SH       SOLE                 113146          52729
Brown & Brown Inc.              COM      115236 10 1   43540 1596635 SH       SOLE                1052232         544403
Canadian National Railway Co.   COM      136375 10 2  203645 2408080 SH       SOLE                2394612          13468
Canadian Natural Resources Ltd. COM      136385 10 1  124053 4624727 SH       SOLE                4617927           6800
CARBO Ceramics Inc.             COM      140781 10 5   21963  286236 SH       SOLE                 195868          90368
CareFusion Corp.                COM      14170T 10 1   46085 1794585 SH       SOLE                1782671          11914
Cenovus Energy Inc.             COM      15135U 10 9  136544 4294684 SH       SOLE                4282334          12350
Cisco Systems Inc.              COM      17275R 10 2   49594 2888385 SH       SOLE                2866921          21464
Citigroup Inc.                  COM      172967 42 4     685   25000 SH       SOLE                  25000              0
Corporate Executive Board Co.   COM      21988R 10 2   35787  875428 SH       SOLE                 573537         301891
Dentsply International Inc.     COM      249030 10 7     544   14400 SH       SOLE                  14400              0
DeVry Inc.                      COM      251893 10 3   44115 1424452 SH       SOLE                 974971         449481
DFC Global Corp.                COM      23324T 10 7   27347 1483828 SH       SOLE                 934544         549284
Diamond Offshore Drilling Inc.  COM      25271C 10 2   41034  693968 SH       SOLE                 689298           4670
Dolby Laboratories Inc.         CL A     25659T 10 7   11763  284810 SH       SOLE                 282557           2253
Dun & Bradstreet Corp.          COM      26483E 10 4    1331   18698 SH       SOLE                  18698              0
Eaton Vance Variable Rate
   Income Trust                 COM      278279 10 4    6676  432113 SH       SOLE                 432113              0
EchoStar Corp.                  CL A     278768 10 6    2426   91809 SH       SOLE                  61812          29997
Emerson Electric Co.            COM      291011 10 4   41245  885469 SH       SOLE                 879279           6190
Enbridge Inc.                   COM      29250N 10 5     416   10421 SH       SOLE                  10421              0
EnCana Corp.                    COM      292505 10 4    1761   84589 SH       SOLE                  84589              0
Equifax Inc.                    COM      294429 10 5  143716 3084037 SH       SOLE                2437827         646210
Expedia Inc.                    COM      30212P 30 3   86647 1802510 SH       SOLE                1213396         589114
FirstService Corp.              SUB VTG
                                SH       33761N 10 9   21542  770105 SH       SOLE                 765482           4623
FX Alliance Inc.                COM      361202 10 4   14516  924013 SH       SOLE                 651534         272479
FXCM Inc.                       CL A     302693 10 6   44133 3752773 SH       SOLE                2522503        1230270
Gardner Denver Inc.             COM      365558 10 5   39090  738808 SH       SOLE                 733870           4938
General Electric Co.            COM      369604 10 3    1042   50000 SH       SOLE                  50000              0
Gladstone Investment Corp.      COM      376546 10 7   18588 2515336 SH       SOLE                1654477         860859
Google Inc.                     CL A     38259P 50 8   48917   84329 SH       SOLE                  83767            562
Graco Inc.                      COM      384109 10 4   23096  501222 SH       SOLE                 335113         166109
Harris Corp.                    COM      413875 10 5   47873 1143919 SH       SOLE                1136171           7748
HCC Insurance Holdings Inc.     COM      404132 10 2   31319  997431 SH       SOLE                 617358         380073
Hilltop Holdings Inc.           COM      432748 10 1   46344 4495010 SH       SOLE                2908504        1586506
Home Depot Inc.                 COM      437076 10 2     265    5000 SH       SOLE                   5000              0
Hospira Inc.                    COM      441060 10 0   61527 1758913 SH       SOLE                1747464          11449
Iconix Brand Group Inc.         COM      451055 10 7   68143 3900590 SH       SOLE                2718273        1182317
Imperial Oil Ltd.               COM      453038 40 8   70036 1674223 SH       SOLE                1669023           5200
Insight Enterprises Inc.        COM      45765U 10 3   43221 2568081 SH       SOLE                1719990         848091
Interval Leisure Group Inc.     COM      46113M 10 8    7125  374812 SH       SOLE                 243203         131609
iShares iBoxx High Yield
   Corporate Bond ETF           COM      464288 51 3    6934   75953 SH       SOLE                  75953              0
Johnson & Johnson Inc.          COM      478160 10 4   72513 1073313 SH       SOLE                1065980           7333
Juniper Networks Inc.           COM      48203R 10 4   45207 2771741 SH       SOLE                2752725          19016
Kayne Anderson Energy
   Development Co.              COM      48660Q 10 2   21760  876012 SH       SOLE                 577038         298974
Kraft Foods Inc.                COM      50075N 10 4     579   15000 SH       SOLE                  15000              0
Laboratory Corporation of
   America Holdings             COM      50540R 40 9    1797   19407 SH       SOLE                  19407              0
Lender Processing Services Inc. COM      52602E 10 6   34759 1374971 SH       SOLE                1364566          10405
Lincare Holdings Inc.           COM      532791 10 0   42835 1259124 SH       SOLE                 851314         407810
LoJack Corp.                    COM      539451 10 4     393  130178 SH       SOLE                 130178              0
M&T Bank Corp.                  COM      55261F 10 4     254    3072 SH       SOLE                   3072              0
Madison Square Garden Co.       COM      55826P 10 0   88728 2369879 SH       SOLE                1590120         779759
Magna International Inc.        COM      559222 40 1   71721 1815996 SH       SOLE                1810196           5800
MarketAxess Holdings Inc.       COM      57060D 10 8   71942 2700522 SH       SOLE                1718706         981816
McCormick & Co., Inc.           COM      579780 20 6    2969   48954 SH       SOLE                  48954              0
McDonald's Corp.                COM      580135 10 1    2071   23393 SH       SOLE                  23393              0
McEwen Mining Inc.              COM      58039P 10 7      30   10000 SH       SOLE                  10000              0
McGraw-Hill Co., Inc.           COM      580645 10 9     403    8960 SH       SOLE                   8960              0
Merck & Co., Inc.               COM      58933Y 10 5    1309   31360 SH       SOLE                  31360              0
Microsoft Corp.                 COM      594918 10 4   48898 1598480 SH       SOLE                1587995          10485
Moody's Corp.                   COM      615369 10 5    4447  121682 SH       SOLE                 121682              0
Morgan Stanley                  COM      617446 44 8     287   19694 SH       SOLE                  19694              0
MSC Industrial Direct Co., Inc. COM      553530 10 6   38880  593136 SH       SOLE                 396122         197014
MSCI Inc.                       COM      55354G 10 0   44232 1300186 SH       SOLE                 868748         431438
Nexen Inc.                      COM      65334H 10 2  102585 6058227 SH       SOLE                6040388          17839
NGP Capital Resources Co.       COM      62912R 10 7    6629  936348 SH       SOLE                 607062         329286
Northern Trust Corp.            COM      665859 10 4   54609 1186641 SH       SOLE                1179375           7266
Nutraceutical International
   Corp.                        COM      67060Y 10 1   16164 1059959 SH       SOLE                 687591         372368
Occidental Petroleum Corp.      COM      674599 10 5   46609  543413 SH       SOLE                 538927           4486
Omnicom Group Inc.              COM      681919 10 6      25     509 SH       SOLE                    509              0
Oracle Corp.                    COM      68389X 10 5   74627 2512689 SH       SOLE                2492985          19704
Penske Auto Group Inc.          COM      70959W 10 3   55319 2604477 SH       SOLE                1710339         894138
PepsiCo Inc.                    COM      713448 10 8   73007 1033212 SH       SOLE                1025120           8092
Pfizer Inc.                     COM      717081 10 3     537   23329 SH       SOLE                  23329              0
Philip Morris International
   Inc.                         COM      718172 10 9   44843  513901 SH       SOLE                 510696           3205
Potash Corporation of
   Saskatchewan Inc.            COM      73755L 10 7    1691   38700 SH       SOLE                  38700              0
Primerica Inc.                  COM      74164M 10 8   72350 2706685 SH       SOLE                1865214         841471
Procter & Gamble Co.            COM      742718 10 9   33046  539529 SH       SOLE                 536206           3323
Qualcomm Inc.                   COM      747525 10 3   33759  606311 SH       SOLE                 602726           3585
Ritchie Bros. Auctioneers Inc.  COM      767744 10 5  109878 5170714 SH       SOLE                5155637          15077
Rogers Communications Inc.      CL B     775109 20 0   65619 1810030 SH       SOLE                1804490           5540
Royal Bank of Canada            COM      780087 10 2  129904 2535628 SH       SOLE                2528228           7400
Safeway Inc.                    COM      786514 20 8   10578  582827 SH       SOLE                 578715           4112
Shaw Communications Inc.        CL B     82028K 20 0   99110 5244576 SH       SOLE                5229776          14800
Solera Holdings Inc.            COM      83421A 10 4   23915  572256 SH       SOLE                 379874         192382
SPDR Barclays Capital High
   Yield Bond ETF               COM      78464A 41 7    6755  171196 SH       SOLE                 171196              0
SS&C Technologies Holdings Inc. COM      78467J 10 0   14264  570568 SH       SOLE                 416084         154484
Tech Data Corp.                 COM      878237 10 6   41689  865454 SH       SOLE                 531383         334071
Thomson Reuters Corp.           COM      884903 10 5  164727 5789186 SH       SOLE                5769100          20086
Tim Hortons Inc.                COM      88706M 10 3     996   18902 SH       SOLE                  18902              0
Toronto-Dominion Bank           COM      891160 50 9  127683 1631482 SH       SOLE                1626759           4723
U.S. Concrete Inc.              COM      90333L 20 1      91   18161 SH       SOLE                  18161              0
United Technologies Corp.       COM      913017 10 9   54268  718502 SH       SOLE                 713604           4898
Valassis Communications Inc.    COM      918866 10 4   38700 1779321 SH       SOLE                1212531         566790
Viacom Inc.                     CL A     92553P 10 2     550   10782 SH       SOLE                  10782              0
Visa Inc.                       COM      92826C 83 9   56977  460868 SH       SOLE                 457301           3567
Wal-Mart Stores Inc.            COM      931142 10 3     697   10000 SH       SOLE                  10000              0
Western Union Co.               COM      959802 10 9   59793 3550681 SH       SOLE                3528579          22102

                                         TOTAL       4486010                    COUNT                 114